Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Income for the year		$ 110,928	$ 106,622
Other comprehensive income (loss):
Gains (losses) on revaluation of available for sale investments		4,160	(1,572)
(Gains) losses on revaluation of available for sale investments transferred to the statement of income		(39)	1,184
Other comprehensive income (loss) for the year	[1]	4,121	(388)
Total comprehensive income for the year		115,049	106,234
Attributable to owners of Turquoise Hill		185,368	210,217
Attributable to owners of non-controlling interests		(70,319)	(103,983)
Total comprehensive income for the year		$ 115,049	$ 106,234

[1]	No tax charges and credits arose on items recognized as other comprehensive income or loss in 2017 (2016: nil).